Average Annual Total Returns - AMG Managers Silvercrest Small Cap Fund	Feb. 01, 2021
Class N
Average Annual Return:
1 Year	4.19%
5 Years	8.53%
Since Inception	9.95%	[1]
Inception Date	Dec. 27, 2011
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	4.19%
5 Years	7.40%
Since Inception	8.99%	[1]
Inception Date	Dec. 27, 2011
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.48%
5 Years	6.57%
Since Inception	7.96%	[1]
Inception Date	Dec. 27, 2011
Class N | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.63%
5 Years	9.65%
Since Inception	10.22%	[1]
Inception Date	Dec. 27, 2011
Class N | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
Since Inception	12.92%	[1]
Inception Date	Dec. 27, 2011
Class I
Average Annual Return:
1 Year	4.45%
5 Years	8.79%
Since Inception	10.23%	[1]
Inception Date	Dec. 27, 2011
Class I | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.63%
5 Years	9.65%
Since Inception	10.22%	[1]
Inception Date	Dec. 27, 2011
Class I | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
Since Inception	12.92%	[1]
Inception Date	Dec. 27, 2011
Class Z
Average Annual Return:
1 Year	4.52%
5 Years
Since Inception	3.25%	[2]
Inception Date	Sep. 29, 2017
Class Z | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.63%
5 Years	9.65%
Since Inception	4.08%	[2]
Inception Date	Sep. 29, 2017
Class Z | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
Since Inception	10.54%	[2]
Inception Date	Sep. 29, 2017

[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund's Class N and Class I shares on December 27, 2011.
[2]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.